Trade accounts receivable (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable, gross	R$ 3,326,628	R$ 3,668,717
Expected credit loss	(233,625)	(350,025)	R$ (380,559)
Trade accounts receivable, net	3,093,003	3,318,692
Not past due
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable, gross	2,616,104	2,886,546
Up to 90 days
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable, gross	492,265	567,590
91 to 180 days
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable, gross	10,941	3,673
As of 180 days
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable, gross	R$ 207,318	R$ 210,908